ASSETS AND LIABILITIES IN FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2024
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
ASSETS AND LIABILITIES IN FOREIGN CURRENCY

28.    ASSETS AND LIABILITIES IN FOREIGN CURRENCY

	At	At 12/31/2024 (per currency)				At
Items	12/31/2024	Dollar	Euro	Real	Others	12/31/2023
ASSETS
Cash and Due from Banks	448,012,239	438,992,379	5,902,773	52,975	3,064,112	438,232,376
Debt securities at fair value through profit or loss	21,779,880	21,779,880	—	—	—	18,912,660
Derivatives	131,633	131,633	—	—	—	345,005
Other financial assets	6,570,019	6,569,791	99	—	129	17,730,667
Loans and other financing	370,416,173	369,749,954	666,219	—	—	93,432,046
Other Debt Securities	101,947,875	101,947,875	—	—	—	60,468,987
Financial assets in guarantee	4,853,835	4,853,835	—	—	—	15,175,793
Other non-financial assets	841,769	841,769	—	—	—	1,298,374
TOTAL ASSETS	954,553,423	944,867,116	6,569,091	52,975	3,064,241	645,595,908

LIABILITIES
Deposits	851,294,655	845,870,430	5,424,225	—	—	523,449,531
Non-financial public sector	9,159,851	9,158,291	1,560	—	—	15,519,561
Financial sector	312	312	—	—	—	4,124
Non-financial private sector and foreign residents	842,134,492	836,711,827	5,422,665	—	—	507,925,846
Liabilities at fair value with changes in results	—	—	—	—	—	—
Other financial liabilities	36,552,811	34,290,943	2,186,483	134	75,251	38,044,918
Financing received from the Argentine Central Bank and other financial entities	17,516,973	16,868,565	648,408	—	—	557,031
Unsubordinated Negotiable obligations	31,030,668	31,030,668	—	—	—	—
Other non-financial liabilities	651,214	651,202	1	—	11	3,044,306
TOTAL LIABILITIES	937,046,321	928,711,808	8,259,117	134	75,262	565,095,786

NET POSITION	17,507,102	16,155,308	(1,690,026)	52,841	2,988,979	80,500,122